PREFERRED STOCK (10K) (Tables)	12 Months Ended
Jun. 30, 2016
Preferred Stock [Abstract]
Schedule of preferred stock
($ in thousands)	June 30, 2016	June 30, 2015

For Shares outstanding at $10.00 per share	$4,451	$4,451
Cumulative unpaid dividends	13,657	12,989
	$18,108	$17,440